8. STOCK OPTIONS AND WARRANTS: Schedule of Warrants Activity (Tables)	12 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of Warrants Activity

The continuity of warrants for the year ended September 30, 2020 is as follows:

Expiry date		Exercise price	September 30, 2019	Issued	Exercised	Expired	September 30,2020
March 6, 2020		$0.20	2,500,000	-	-	(2,500,000)	-
March 8, 2020		$0.15	7,221,875	-	-	(7,221,875)	-
April 7, 2020		$0.15	3,255,000	-	-	(3,255,000)	-
April 25, 2020		$0.15	5,000,000	-	-	(5,000,000)	-
August 16, 2020		$0.20	892,857	-	-	(892,857)	-
December 24, 2020	(i) (ii)	$0.10	5,000,000	-	(600,000)	-	4,400,000
July 9, 2022	(i)	$0.10	13,820,000	-	(1,220,000)	-	12,600,000
February 23, 2023	(i)	$0.10	-	22,000,000	(1,210,000)		20,790,000
Outstanding			37,689,732	22,000,000	(3,030,000)	(18,869,732)	37,790,000
Weighted average exercise price			$0.13	$0.10	$0.10	$0.16	$0.10

(i) Subsequently, a total of 6,100,000 warrants were exercised.

(ii) Subsequently, 1,100,000 warrants expired unexercised.

As at September 30, 2020, the weighted average contractual remaining life of warrants is 1.94 years (September 30, 2019 – 1.44 years; September 30, 2018 – 1.48 years).

The continuity of warrants for the year ended September 30, 2019 is as follows:

Expiry date	Exercise price	September 30, 2018	Issued	Exercised	Expired	September 30,2019
September 28, 2019	$0.20	1,200,000	-	-	(1,200,000)	-
March 6, 2020	$0.20	2,500,000	-	-	-	2,500,000
March 8, 2020	$0.15	7,221,875	-	-	-	7,221,875
April 7, 2020	$0.15	3,255,000	-	-	-	3,255,000
April 25, 2020	$0.15	5,000,000	-	-	-	5,000,000
August 16, 2020	$0.20	892,857	-	-	-	892,857
December 24, 2020	$0.10	-	5,000,000	-	-	5,000,000
July 9, 2022	$0.10	-	13,820,000	-	-	13,820,000
Outstanding		20,069,732	18,820,000	-	(1,200,000)	37,689,732
Weighted average exercise price		$0.16	$0.10	$Nil	$0.20	$0.13

The continuity of warrants for the year ended September 30, 2018 is as follows:

Expiry date	Exercise price	September 30, 2017	Issued	Exercised	Expired	September 30, 2018
October 3, 2017	$0.40	687,000	-	-	(687,000)	-
October 9, 2017	$0.40	755,500	-	-	(755,500)	-
December 24, 2017	$1.00	300,000	-	-	(300,000)	-
April 29, 2018	$0.40	3,000,000	-	-	(3,000,000)	-
September 28, 2019	$0.20	1,200,000	-	-	-	1,200,000
March 6, 2020	$0.20	2,500,000	-	-	-	2,500,000
March 8, 2020	$0.15	7,221,875	-	-	-	7,221,875
April 7, 2020	$0.15	3,100,000	155,000	-	-	3,255,000
March 25, 2020	$0.15	-	5,000,000	-	-	5,000,000
August 16, 2020	$0.20	892,857	-	-	-	892,857
Outstanding		19,657,232	5,155,000	-	(4,742,500)	20,069,732
Weighted average exercise price		$0.23	$0.15	$Nil	$0.44	$0.16